Net income per ordinary share (Tables)	3 Months Ended
Mar. 31, 2023
Earnings Per Share [Abstract]
Schedule of reconciliation of number of shares used in computation of basic and diluted net income per ordinary share
The reconciliation of the number of shares used in the computation of basic and diluted net income per ordinary share is as follows:

	Three Months Ended
	March 31, 2023	March 31, 2022
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	81,784,389	81,463,303
Effect of dilutive share options and other awards outstanding under share based compensation programs	821,270	1,149,795
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share	82,605,659	82,613,098

	Three Months Ended
	March 31, 2023	March 31, 2022
Net income per Ordinary Share attributable to the Group:
Basic	$1.43	$1.37
Diluted	$1.41	$1.36